SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits, interest and penalties accrued	0	0
Tax provision	$ 0	$ 0
Warrants to purchase ordinary shares excluded from computation of diluted loss per share		19,933,333